Annual Operating Expenses - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Emerging Markets Discovery Fund - Fidelity Emerging Markets Discovery Fund
Dec. 30, 2022
Operating Expenses:
Management fee	0.82%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.37%
Total annual operating expenses	1.19%